ASSET RETIREMENT OBLIGATIONS (Tables)	6 Months Ended
Jun. 30, 2022
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Asset Retirement Obligations
The following table provides all changes to the company’s asset retirement obligations.

In thousands	December 31, 2021	December 31, 2020
Asset retirement obligations at the beginning of the year	$588	$204
Liabilities incurred	889	334
Accretion expenses	50	50
Total asset retirement obligations at year end	$1,527	$588
The following table provides all changes to the company’s asset retirement obligations.

In thousands
Asset retirement obligations at December 31, 2020	$588
Accretion expenses	5
Asset retirement obligations at March 31, 2021	593
Accretion expenses	13
Asset retirement obligations at June 30, 2021	$606

Asset retirement obligations at December 31, 2021	$1,527
Accretion expenses	63
Asset retirement obligations at March 31, 2022	1,590
Accretion expenses	32
Asset retirement obligations at June 30, 2022	$1,622